UMB FUND SERVICES

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	ABS Long/Short Strategies Fund
Reg. No. 333-255521; 811-23079
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the year ended April 30, 2024. Questions regarding this filing may be directed to the undersigned at the number provided above.

Sincerely,

/s/ Timothy Bonin
Timothy Bonin
Director of Fund Accounting and Fund Administration

Encl.